Employment costs and provisions - Summary of provisions including post-retirement benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [Line Items]
Provisions, beginning balance	$ 1,658	$ 2,492
Adjustment on currency translation	32	(99)
Charged/(credited) to profit:
– increases to existing and new provisions	78	231
– unused amounts reversed	(26)	(12)
Utilised in year	(277)	(254)
Re-measurement losses/(gains) recognised in other comprehensive income	102	(701)
Transfers and other movements	(9)	1
Provisions, ending balance	1,558	1,658
Balance Sheet Analysis [Abstract]
Current	361	353
Non-current	1,197	1,305
Total	1,558	1,658
Pensions and post-retirement healthcare
Disclosure of other provisions [Line Items]
Provisions, beginning balance	1,294
Adjustment on currency translation	25
Charged/(credited) to profit:
– increases to existing and new provisions	0
– unused amounts reversed	(6)
Utilised in year	(216)
Re-measurement losses/(gains) recognised in other comprehensive income	102
Transfers and other movements	(10)
Provisions, ending balance	1,189	1,294
Balance Sheet Analysis [Abstract]
Current	68
Non-current	1,121
Total	1,189	1,294
Other employee entitlements
Disclosure of other provisions [Line Items]
Provisions, beginning balance	364
Adjustment on currency translation	7
Charged/(credited) to profit:
– increases to existing and new provisions	78
– unused amounts reversed	(20)
Utilised in year	(61)
Re-measurement losses/(gains) recognised in other comprehensive income	0
Transfers and other movements	1
Provisions, ending balance	369	364
Balance Sheet Analysis [Abstract]
Current	293
Non-current	76
Total	369	364
Provision for long service leave	296	271
Provision for redundancy and severance payments	$ 17	$ 32